August 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Tweedy, Browne Fund Inc. (the “Registrant”)

File Nos: 33-57724 and 811-07458

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), please accept this letter as certification that the forms of Prospectus and Statement of Additional Information that would have been filed by the Registrant pursuant to Rule 497(c) under the Act do not differ from those contained in Post-Effective Amendment No. 46, which was filed electronically with the Commission on July 28, 2017.

No fee is required in connection with this filing. Any comments on this certification should be directed to the undersigned at (617) 248-3617.

Very truly yours,

/s/ Teresa M.R. Hamlin
Teresa M.R. Hamlin
Assistant Secretary

cc:	Elise M. Dolan, Esq.
Patricia A. Rogers, Esq.
Richard Prins, Esq.
Kenneth Burdon, Esq.